Fees and Expenses	Jan. 26, 2026
FPA Global Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver and Expense Reimbursement[1]	(0.37)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.49%

[1]  The Fund's investment adviser has contractually agreed to limit Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))), to 0.49% of the Fund's average daily net assets through January 31, 2027. The adviser may recoup any operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. In addition, the adviser may seek reimbursement from the Fund of fees waived or payments made by the adviser to the Predecessor Fund (defined below) prior to the Predecessor Funds reorganization for a period ending three years after the date of the waiver or payment if such recoupment can be achieved within the lesser of the foregoing expense limited and the expense limits in place at the time of the recoupment. This agreement may only be terminated before its expiration date by the Board of Trustees of Investment Managers Series Trust III.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example, With Redemption [Table]
One Year	Three Years	Five Years	Ten Years
$50	$237	$440	$1,027

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal year ended September 30, 2025, the Fund's portfolio turnover rate was 14% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	14.00%
FPA Short Duration Government ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee		0.25%
Distribution and Service (12b-1) Fees		None
Other Expenses		8.65%
Interest Expense	0.01%
All Other Expenses	8.64%
Total Annual Fund Operating Expenses		8.90%
Fee Waiver and Expense Reimbursement[1]		(8.80)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.10%

1  The Fund's investment adviser has contractually agreed to limit Total Annual Fund Operating Expenses (excluding any leverage expense, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses), to 0.09% of the Fund's average daily net assets through October 31, 2027. The Fund's investment adviser may recoup any operating expenses in excess of these limits from the Fund within three years if such recoupment can be achieved within the lesser of the foregoing expense limits and the expense limits in place at the time of recoupment. This agreement may only be terminated before its expiration date by the Board of Trustees of Investment Managers Series Trust III.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. The Example reflects the Fund's contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$10	$1,616	$3,310	$7,000

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended September 30, 2025, the Fund's portfolio turnover rate was 228% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Portfolio Turnover, Rate	228.00%